EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 6	$ 7	$ 12	$ 13
Interest cost	19	18	38	36
Expected return on assets	(25)	(29)	(50)	(57)
Amortization of:
Prior service credit	0	(1)	0	(1)
Actuarial loss	17	19	34	38
Net periodic benefit cost	17	14	34	29
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	2	1	3	3
Interest cost	4	5	8	14
Expected return on assets	(2)	(2)	(4)	(4)
Amortization of:
Prior service credit	(30)	(20)	(60)	(21)
Actuarial loss	0	1	0	3
Net periodic benefit cost	(26)	(15)	(53)	(5)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	3	4	6	8
Interest cost	1	0	2	1
Expected return on assets	0	0	0	0
Amortization of:
Prior service credit	1	0	1	0
Actuarial loss	0	1	0	1
Net periodic benefit cost	$ 5	$ 5	$ 9	$ 10